Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Fair Value Measurements

16. Fair Value Measurements

The following tables set forth the financial instruments measured at fair value on a non-recurring basis by level within the fair value hierarchy:

Fair Value Measurements as of December 31, 2016
	Quoted Price in	Significant
	Active Market for	Other	Unobservable
	Identical Assets	Observable	inputs
	(Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
Warrant liability	—	—	9,064

As of December 31, 2017 and 2018, the Group did not have any assets or liabilities that were measured at fair value on a recurring basis.

Fair Value Measurements as of December 31, 2017
	Quoted Price in	Significant
	Active Market for	Other	UnobservableI
	Identical Assets	Observable	Inputs
	(Level 1)	Inputs (Level 2)	(Level 3)	Total Losses
	RMB	RMB	RMB	RMB
Non-recurring
Long-term investment included in other non-current assets	—	—	5,000	10,000

During the years ended December 31, 2016 and 2018 no impairment charge was recorded. The following table presents the changes in our Level 3 instrument measured at fair value on a recurring basis:

Warrant
liability
RMB
Balance as of January 1, 2016	—
Change in fair value	8,668
Foreign exchange effect	396
Balance as of December 31, 2016	9,064
Transfer to mezzanine equity	(8,982)
Foreign exchange effect	(82)
Fair value at December 31, 2017	—